Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 5,446,465	$ 1,954,242
Expenses
Property operating expenses	(1,299,145)	(434,773)
Management fees	(213,387)	(84,656)
Depreciation and amortization	(1,708,087)	(1,288,261)
General and administrative expenses	(198,806)	(148,179)
Asset management and oversight fees to affiliates	(160,196)	(57,439)
Real estate taxes and insurance	(973,402)	(345,443)
Acquisition costs	(635)	(1,132,518)
Operating Loss	892,807	(1,537,027)
Gain on business combination	0	1,242,964
Interest exp, net	(1,249,353)	(426,752)
Loss from discontinued operations	$ (356,546)	$ (720,815)